Provision for Income Taxes (Details) - Schedule of the Provisions for Income Taxes - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		$ 83,742		$ 208,141	$ 294,716
Current tax provision Kyrgyzstan [Member]
Schedule of the Provisions for Income Taxes [Line Items]
Total provision for income taxes		83,742		196,116
Current tax provision Cambodia [Member]
Schedule of the Provisions for Income Taxes [Line Items]
Total provision for income taxes				11,323
Late penalty provision Kyrgyzstan [Member]
Schedule of the Provisions for Income Taxes [Line Items]
Total provision for income taxes				$ 702